Legg Mason ClearBridge Small Cap Growth Fund
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 67 under the heading "Sales Charge Waivers and Reductions."

Class 1 shares of the fund are not available for purchases or incoming exchanges.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason ClearBridge Small Cap Growth Fund	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	5.00%	1.00%	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason ClearBridge Small Cap Growth Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class IS		Class 1
Management fees	0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.25%		0.50%		1.00%		none		none		none
Other expenses	0.41%	[1]	0.67%	[1]	0.57%	[1]	0.45%		0.26%		0.26%	[2]	0.14%		0.07%		0.76%
Total annual fund operating expenses	1.41%		2.42%		2.32%		1.45%		1.51%		2.01%		0.89%		0.82%		1.51%
Fees forgone and/or expenses reimbursed							(0.10%)	[3]		[3]		[3]		[3]		[3]	(0.35%)	[3]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	1.41%		2.42%		2.32%		1.35%	[3]	1.51%	[3]	2.01%	[3]	0.89%	[3]	0.82%	[3]	1.16%	[3]
[1]	The expense information in the table has been restated to reflect current fees.
[2]	"Other expenses" for Class R1 have been estimated because no Class R1 shares were outstanding during the fund's last fiscal year.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund's operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason ClearBridge Small Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	710	995	1,301	2,167
Class B	745	1,054	1,390	2,505
Class C	335	724	1,240	2,656
Class FI	137	448	782	1,726
Class R	154	478	824	1,801
Class R1	204	630	1,083	2,337
Class I	91	284	493	1,096
Class IS	84	262	456	1,015
Class 1	118	443	791	1,772

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason ClearBridge Small Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	710	995	1,301	2,167
Class B	245	754	1,290	2,505
Class C	235	724	1,240	2,656
Class FI	137	448	782	1,726
Class R	154	478	824	1,801
Class R1	204	630	1,083	2,337
Class I	91	284	493	1,096
Class IS	84	262	456	1,015
Class 1	118	443	791	1,772

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets in common stocks of small capitalization U.S. companies.
Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Small capitalization company risk: The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%) Calendar Years ended December 31

Best quarter (6/30/2003): 25.15% Worst quarter (12/31/2008): (29.43)%
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason ClearBridge Small Cap Growth Fund		1 year	5 years	10 years	Since inception	Inception date
Class A		18.01%	4.13%	3.41%
Class A Return after taxes on distributions		18.01%	3.57%	2.96%
Class A Return after taxes on distributions and sale of fund shares		11.70%	3.34%	2.78%
Class B		19.46%	4.24%	3.27%
Class C		23.22%	4.42%	3.15%
Class FI		25.29%			2.19%	Dec 20, 2007
Class R		25.04%			3.44%	Dec 28, 2006
Class I		25.85%	5.86%		7.36%	Nov 1, 2004
Class IS		25.91%			5.87%	Aug 4, 2008
Class 1		14.94%			1.95%	Mar 2, 2007
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	29.09%	5.30%	3.78%
[1]	For Class I, Class IS, Class FI, Class R and Class 1 shares, each for the period from the class's commencement of operations to December 31, 2010, the average total returns of the Russell 2000 Growth Index was 6.88%, 6.63%, 2.22%, 3.16% and 3.81%, respectively.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 4, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Legg Mason ClearBridge Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	710
3 years	rr_ExpenseExampleYear03	995
5 years	rr_ExpenseExampleYear05	1,301
10 years	rr_ExpenseExampleYear10	2,167
1 year	rr_ExpenseExampleNoRedemptionYear01	710
3 years	rr_ExpenseExampleNoRedemptionYear03	995
5 years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 years	rr_ExpenseExampleNoRedemptionYear10	2,167
Annual Return 2001	rr_AnnualReturn2001	(6.61%)
Annual Return 2002	rr_AnnualReturn2002	(32.90%)
Annual Return 2003	rr_AnnualReturn2003	50.95%
Annual Return 2004	rr_AnnualReturn2004	15.24%
Annual Return 2005	rr_AnnualReturn2005	4.82%
Annual Return 2006	rr_AnnualReturn2006	12.41%
Annual Return 2007	rr_AnnualReturn2007	9.68%
Annual Return 2008	rr_AnnualReturn2008	(40.87%)
Annual Return 2009	rr_AnnualReturn2009	42.22%
Annual Return 2010	rr_AnnualReturn2010	25.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.43%)
1 year	rr_AverageAnnualReturnYear01	18.01%
5 years	rr_AverageAnnualReturnYear05	4.13%
10 years	rr_AverageAnnualReturnYear10	3.41%
Legg Mason ClearBridge Small Cap Growth Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.01%
5 years	rr_AverageAnnualReturnYear05	3.57%
10 years	rr_AverageAnnualReturnYear10	2.96%
Legg Mason ClearBridge Small Cap Growth Fund | Class A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.70%
5 years	rr_AverageAnnualReturnYear05	3.34%
10 years	rr_AverageAnnualReturnYear10	2.78%
Legg Mason ClearBridge Small Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.42%
1 year	rr_ExpenseExampleYear01	745
3 years	rr_ExpenseExampleYear03	1,054
5 years	rr_ExpenseExampleYear05	1,390
10 years	rr_ExpenseExampleYear10	2,505
1 year	rr_ExpenseExampleNoRedemptionYear01	245
3 years	rr_ExpenseExampleNoRedemptionYear03	754
5 years	rr_ExpenseExampleNoRedemptionYear05	1,290
10 years	rr_ExpenseExampleNoRedemptionYear10	2,505
1 year	rr_AverageAnnualReturnYear01	19.46%
5 years	rr_AverageAnnualReturnYear05	4.24%
10 years	rr_AverageAnnualReturnYear10	3.27%
Legg Mason ClearBridge Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.32%
1 year	rr_ExpenseExampleYear01	335
3 years	rr_ExpenseExampleYear03	724
5 years	rr_ExpenseExampleYear05	1,240
10 years	rr_ExpenseExampleYear10	2,656
1 year	rr_ExpenseExampleNoRedemptionYear01	235
3 years	rr_ExpenseExampleNoRedemptionYear03	724
5 years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 years	rr_ExpenseExampleNoRedemptionYear10	2,656
1 year	rr_AverageAnnualReturnYear01	23.22%
5 years	rr_AverageAnnualReturnYear05	4.42%
10 years	rr_AverageAnnualReturnYear10	3.15%
Legg Mason ClearBridge Small Cap Growth Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%	[2]
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	448
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,726
1 year	rr_ExpenseExampleNoRedemptionYear01	137
3 years	rr_ExpenseExampleNoRedemptionYear03	448
5 years	rr_ExpenseExampleNoRedemptionYear05	782
10 years	rr_ExpenseExampleNoRedemptionYear10	1,726
1 year	rr_AverageAnnualReturnYear01	25.29%
Since inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Legg Mason ClearBridge Small Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.51%	[2]
1 year	rr_ExpenseExampleYear01	154
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	824
10 years	rr_ExpenseExampleYear10	1,801
1 year	rr_ExpenseExampleNoRedemptionYear01	154
3 years	rr_ExpenseExampleNoRedemptionYear03	478
5 years	rr_ExpenseExampleNoRedemptionYear05	824
10 years	rr_ExpenseExampleNoRedemptionYear10	1,801
1 year	rr_AverageAnnualReturnYear01	25.04%
Since inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2006
Legg Mason ClearBridge Small Cap Growth Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.01%	[2]
1 year	rr_ExpenseExampleYear01	204
3 years	rr_ExpenseExampleYear03	630
5 years	rr_ExpenseExampleYear05	1,083
10 years	rr_ExpenseExampleYear10	2,337
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	630
5 years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 years	rr_ExpenseExampleNoRedemptionYear10	2,337
Legg Mason ClearBridge Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.89%	[2]
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
1 year	rr_ExpenseExampleNoRedemptionYear01	91
3 years	rr_ExpenseExampleNoRedemptionYear03	284
5 years	rr_ExpenseExampleNoRedemptionYear05	493
10 years	rr_ExpenseExampleNoRedemptionYear10	1,096
1 year	rr_AverageAnnualReturnYear01	25.85%
5 years	rr_AverageAnnualReturnYear05	5.86%
Since inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2004
Legg Mason ClearBridge Small Cap Growth Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.82%	[2]
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,015
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	456
10 years	rr_ExpenseExampleNoRedemptionYear10	1,015
1 year	rr_AverageAnnualReturnYear01	25.91%
Since inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008
Legg Mason ClearBridge Small Cap Growth Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.16%	[2]
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	443
5 years	rr_ExpenseExampleYear05	791
10 years	rr_ExpenseExampleYear10	1,772
1 year	rr_ExpenseExampleNoRedemptionYear01	118
3 years	rr_ExpenseExampleNoRedemptionYear03	443
5 years	rr_ExpenseExampleNoRedemptionYear05	791
10 years	rr_ExpenseExampleNoRedemptionYear10	1,772
1 year	rr_AverageAnnualReturnYear01	14.94%
Since inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Legg Mason ClearBridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason ClearBridge Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 67 under the heading "Sales Charge Waivers and Reductions."

Class 1 shares of the fund are not available for purchases or incoming exchanges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 have been estimated because no Class R1 shares were outstanding during the fund's last fiscal year
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund's operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets in common stocks of small capitalization U.S. companies.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Small capitalization company risk: The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%) Calendar Years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (6/30/2003): 25.15% Worst quarter (12/31/2008): (29.43)%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Legg Mason ClearBridge Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	29.09%	[4]
5 years	rr_AverageAnnualReturnYear05	5.30%	[4]
10 years	rr_AverageAnnualReturnYear10	3.78%	[4]

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[3]	"Other expenses" for Class R1 have been estimated because no Class R1 shares were outstanding during the fund's last fiscal year.
[4]	For Class I, Class IS, Class FI, Class R and Class 1 shares, each for the period from the class's commencement of operations to December 31, 2010, the average total returns of the Russell 2000 Growth Index was 6.88%, 6.63%, 2.22%, 3.16% and 3.81%, respectively.